United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated Stock Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 7/31/08

Item 1.                      Schedule of Investments
Federated Stock Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS —99.0%
		Consumer Discretionary — 8.7%
361,803		Ford Motor Co.	$1,736,654
251,200		Leggett and Platt, Inc.	4,898,400
112,600		Macy's, Inc.	2,118,006
32,000		Magna International, Inc., Class A	1,891,200
125,400		Omnicom Group, Inc.	5,353,326
293,800		Regal Entertainment Group	4,891,770
176,000		TJX Cos., Inc.	5,932,960
175,900		Walt Disney Co.	5,338,565
		TOTAL	32,160,881
		Consumer Staples — 8.6%
172,180		Altria Group, Inc.	3,503,863
65,900		Coca-Cola Femsa SA, ADR	3,741,143
65,600		Kimberly-Clark Corp.	3,793,648
53,310		Kraft Foods, Inc., Class A	1,696,324
125,800		Kroger Co.	3,557,624
51,280		Philip Morris International, Inc.	2,648,612
83,600		Reynolds American, Inc.	4,667,388
137,400		Wal-Mart Stores, Inc.	8,054,388
		TOTAL	31,662,990
		Energy — 13.5%
117,438		Chevron Corp.	9,930,557
97,300		ConocoPhillips	7,941,626
84,200		ENSCO International, Inc.	5,821,588
136,490		Exxon Mobil Corp.	10,977,891
53,200		Hess Corp.	5,394,480
87,700		Occidental Petroleum Corp.	6,913,391
85,600		Valero Energy Corp.	2,859,896
		TOTAL	49,839,429
		Financials — 23.8%
216,690		Ace Ltd.	10,986,183
145,000		Aflac, Inc.	8,063,450
109,100		AON Corp.	4,996,780
111,900		Endurance Specialty Holdings Ltd.	3,424,140
62,730		Goldman Sachs Group, Inc.	11,544,829
343,000		JPMorgan Chase & Co.	13,936,091
199,900		Loews Corp.	8,907,544
139,890		Merrill Lynch & Co., Inc.	3,728,069
234,800		Morgan Stanley	9,269,904
96,400		Nationwide Financial Services, Inc., Class A	4,468,140
81,100		RenaissanceRe Holdings Ltd.	4,125,557
150,720		Wells Fargo & Co.	4,562,294
		TOTAL	88,012,981
		Health Care — 10.0%
104,200		Abbott Laboratories	5,870,628
248,900		Bristol-Myers Squibb Co.	5,256,768
115,700	[1]	Forest Laboratories, Inc., Class A	4,108,507
159,222	[2]	Covidien Ltd.	7,840,091
139,450		Johnson & Johnson	9,548,142
98,560		Pfizer, Inc.	1,840,115
61,100		Wyeth	2,475,772
		TOTAL	36,940,023
		Industrials — 10.1%
67,200		3M Co.	4,730,208
105,700		Dover Corp.	5,245,891
64,700		Eaton Corp.	4,596,288
91,600		Illinois Tool Works, Inc.	4,291,460
63,800		L-3 Communications Holdings, Inc.	6,296,422
78,000		Lockheed Martin Corp.	8,137,740
62,380		Northrop Grumman Corp.	4,203,788
		TOTAL	37,501,797
		Information Technology — 12.3%
166,200	[1]	Dell, Inc.	4,083,534
85,000	[1]	Fiserv, Inc.	4,064,700
206,600		Hewlett-Packard Co.	9,255,680
59,400		IBM Corp.	7,602,012
101,600		Intel Corp.	2,254,504
258,500	[1]	Oracle Corp.	5,565,505
244,000	[1]	Symantec Corp.	5,141,080
131,800	[1]	Western Digital Corp.	3,794,522
291,200		Xerox Corp.	3,971,968
		TOTAL	45,733,505
		Materials — 5.8%
162,700		Alcoa, Inc.	5,491,125
111,700		Dow Chemical Co.	3,720,727
61,100		Freeport-McMoRan Copper & Gold, Inc.	5,911,425
87,200	[1]	Pactiv Corp.	2,102,392
71,700		PPG Industries, Inc.	4,347,888
		TOTAL	21,573,557
		Telecommunication Services — 3.2%
185,850		AT&T, Inc.	5,726,039
184,996		Verizon Communications, Inc.	6,297,263
		TOTAL	12,023,302
		Utilities — 3.0%
403,700		Duke Energy Corp.	7,097,046
113,700	[1]	NRG Energy, Inc.	4,126,173
		TOTAL	11,223,219
		TOTAL COMMON STOCKS (IDENTIFIED COST $332,590,607)	366,671,684
		MUTUAL FUNDS — 1.1%
		Financials — 1.1%
4,023,092	[2,3]	Federated Prime Value Obligations Fund, Class IS	$4,023,092
		TOTAL INVESTMENTS —100.1% (IDENTIFIED COST $336,613,699)[4]	370,694,776
		OTHER ASSETS AND LIABILITIES—NET—(0.1%)[5]	(331,839)
		TOTAL NET ASSETS—100%	$370,362,937

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At July 31, 2008, the cost of investments for federal tax purposes was $336,613,699.  The net unrealized appreciation from investments was $34,081,077. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,456,169 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,375,092.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees(the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008